Label	Element	Value
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	$ 27,231,000,000
Tangible Benefits [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(16,000,000)
Other Related Temporary Differences [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	199,000,000
Indefinite-Lived Intangible Assets Related Temporary Differences [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	1,763,000,000
Property, Plant And Equipment and Finite-Lived Intangible Assets Related Temporary Differences [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	1,642,000,000
Post Employment Benefit Plans Related Temporary Differences [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(415,000,000)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(20,000,000)
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	2,304,000,000
Dividends Payable [Member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	691,000,000
Dividends Payable [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	0
Other Liabilities1 [Member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	0
Other Liabilities1 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	0
Short-term and long-term borrowings [Member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	26,709,000,000
Short-term and long-term borrowings [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	2,304,000,000
Assets held to hedge liabilities arising from financing activities [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	(169,000,000)
Assets held to hedge liabilities arising from financing activities [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	0
Non-controlling interests [member]
Equity	ifrs-full_Equity	325,000,000
Non-controlling interests [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(1,000,000)
Accumulated other comprehensive income [member]
Equity	ifrs-full_Equity	90,000,000
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	20,344,000,000
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(19,000,000)
Retained earnings [member]
Equity	ifrs-full_Equity	(4,956,000,000)
Retained earnings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(19,000,000)
Share premium [member]
Equity	ifrs-full_Equity	1,170,000,000
Ordinary shares [member] | Issued capital [member]
Equity	ifrs-full_Equity	20,036,000,000
Preference shares [member] | Issued capital [member]
Equity	ifrs-full_Equity	$ 4,004,000,000